Quarterly Holdings Report
for

Fidelity® Series Canada Fund

January 31, 2021

SAD-QTLY-0321
1.9883884.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
		Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.5%
TELUS Corp.		5,328,500	$109,966,072
Wireless Telecommunication Services - 2.1%
Rogers Communications, Inc. Class B (non-vtg.)		2,037,800	91,965,934

TOTAL COMMUNICATION SERVICES			201,932,006

CONSUMER DISCRETIONARY - 4.9%
Hotels, Restaurants & Leisure - 2.0%
Restaurant Brands International, Inc.		1,497,900	86,400,863
Multiline Retail - 2.1%
Dollarama, Inc.		2,336,400	91,336,568
Specialty Retail - 0.0%
Diversified Royalty Corp.		846,000	1,567,953
Textiles, Apparel & Luxury Goods - 0.8%
Canada Goose Holdings, Inc. (a)(b)		436,883	14,612,306
Gildan Activewear, Inc.		847,500	21,175,073
			35,787,379

TOTAL CONSUMER DISCRETIONARY			215,092,763

CONSUMER STAPLES - 7.3%
Beverages - 0.5%
GURU Organic Energy Corp. (a)		1,245,800	21,325,953
Food & Staples Retailing - 6.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,470,000	227,824,047
George Weston Ltd.		507,800	36,756,182
North West Co., Inc.		1,110,700	28,116,019
			292,696,248
Personal Products - 0.2%
Jamieson Wellness, Inc. (c)		215,800	6,049,994

TOTAL CONSUMER STAPLES			320,072,195

ENERGY - 12.5%
Energy Equipment & Services - 0.2%
Computer Modelling Group Ltd.		2,492,800	11,559,964
Oil, Gas & Consumable Fuels - 12.3%
Canadian Natural Resources Ltd. (b)		6,604,800	149,218,121
Enbridge, Inc.		5,072,200	170,402,121
Parkland Corp.		1,238,800	37,171,266
PrairieSky Royalty Ltd.		9,216,000	76,106,323
Suncor Energy, Inc.		6,474,200	108,295,709
			541,193,540

TOTAL ENERGY			552,753,504

FINANCIALS - 34.0%
Banks - 22.3%
Bank of Montreal (b)		2,677,800	199,188,533
Bank of Nova Scotia		1,890,400	100,821,333
Royal Bank of Canada (b)		2,840,300	229,889,384
The Toronto-Dominion Bank		7,996,630	453,126,732
			983,025,982
Capital Markets - 4.4%
Brookfield Asset Management, Inc. (Canada) Class A		5,011,000	194,170,127
Insurance - 7.3%
Fairfax Financial Holdings Ltd. (sub. vtg.)		176,100	63,887,634
Intact Financial Corp.		721,100	79,511,320
Intact Financial Corp. rights 12/31/21 (a)(d)(e)		22,800	2,398,123
Sun Life Financial, Inc.		3,854,600	178,148,082
			323,945,159

TOTAL FINANCIALS			1,501,141,268

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Andlauer Healthcare Group, Inc.		555,700	14,431,904
INDUSTRIALS - 12.9%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc. (b)		2,964,414	83,687,465
Professional Services - 1.9%
Thomson Reuters Corp.		1,015,400	82,796,292
Road & Rail - 9.1%
Canadian National Railway Co.		980,000	99,260,684
Canadian Pacific Railway Ltd.		897,265	301,467,007
			400,727,691

TOTAL INDUSTRIALS			567,211,448

INFORMATION TECHNOLOGY - 9.7%
IT Services - 4.8%
CGI, Inc. Class A (sub. vtg.) (a)		1,222,700	98,007,234
Shopify, Inc. Class A (a)		105,000	114,487,155
			212,494,389
Software - 4.9%
Constellation Software, Inc.		69,300	84,421,626
Dye & Durham Ltd.		859,600	27,224,868
Dye & Durham Ltd.		550,500	17,260,839
Open Text Corp.		1,966,700	88,095,856
Topicus.Com, Inc. (a)(e)		125,165	471,032
			217,474,221

TOTAL INFORMATION TECHNOLOGY			429,968,610

MATERIALS - 12.1%
Chemicals - 2.8%
Nutrien Ltd.		2,477,678	122,028,669
Containers & Packaging - 1.5%
CCL Industries, Inc. Class B		1,385,400	63,563,181
Metals & Mining - 7.7%
Agnico Eagle Mines Ltd. (Canada)		339,200	23,679,675
Franco-Nevada Corp.		1,112,987	132,583,624
Lundin Mining Corp.		3,245,600	28,934,381
Wheaton Precious Metals Corp.		3,777,200	155,134,736
			340,332,416
Paper & Forest Products - 0.1%
Western Forest Products, Inc.		6,196,300	6,105,445

TOTAL MATERIALS			532,029,711

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Allied Properties (REIT)		660,400	18,741,674
Real Estate Management & Development - 0.1%
Colliers International Group, Inc.		46,600	4,108,453
Information Services Corp.		82,100	1,357,900
			5,466,353

TOTAL REAL ESTATE			24,208,027

TOTAL COMMON STOCKS
(Cost $3,855,282,957)			4,358,841,436
		Principal Amount	Value

Convertible Bonds - 0.4%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
Cineplex, Inc. 5.75% 9/30/25 (Cost $10,174,300)(c)	CAD	15,840,000	14,678,710
		Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund 0.09% (f)		9,608,655	9,610,577
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)		379,134,222	379,172,135
TOTAL MONEY MARKET FUNDS
(Cost $388,782,712)			388,782,712
TOTAL INVESTMENT IN SECURITIES - 108.0%
(Cost $4,254,239,969)			4,762,302,858
NET OTHER ASSETS (LIABILITIES) - (8.0)%			(351,520,905)
NET ASSETS - 100%			$4,410,781,953

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,728,704 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,398,123 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Intact Financial Corp. rights 12/31/21	11/13/20	$2,333,435

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,029
Fidelity Securities Lending Cash Central Fund	140,769
Total	$145,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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